INCOME TAX EXPENSE - Deferred tax assets have not been recognised (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Estimated tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 18.1	R 16.7
Estimated tax losses - Capital nature [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	313.6	325.2
Unredeemed capital expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 252.0	R 253.3